Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Cash flows from operating activities
Net income	$ 391,851	$ 389,596
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Depreciation and amortization	18,691	12,664
Changes in assets and liabilities
Increase in accounts receivables	(1,148,224)	(747,300)
(Increase)/Decrease in other receivables and prepayments	(203,156)	81,362
Increase in related party receivables	30,262	558,180
Decrease in other assets		10,639
(Decrease)/Increase in accounts payables	(26,588)	26,192
Increase in taxes payable	331,582	277,846
Increase in accrued liabilities and other current liabilities	(59,537)	195,744
Net cash (used in)/provided by operating activities	(679,244)	804,923
Cash flows from investing activities
Acquisition of investments	(1,965,362)
Increase in related party receivables	(1,424)	(495,264)
Purchase of equipment	(3,483)
Increase in rent and utility deposits	31,753
Net cash used in investing activities	(1,938,516)	(495,264)
Cash flows from financing activities
Proceeds from issuance of ordinary shares	7,731,271
Capital contribution from owners	139,644
Repayment of capital lease		(8,146)
Increase/(Decrease) in related party payable	20,001	(158,528)
Net cash provided by/(used in) financing activities	7,890,916	(166,674)
Net increase/(decrease) of cash and cash equivalents	5,273,157	142,985
Effect of foreign currency translation on cash and cash equivalents	51,064	(5,108)
Cash and cash equivalents - beginning of year	3,222,361	2,480
Cash and cash equivalents - end of year	8,546,582	140,357
Supplemental cash flow disclosures
Interest received	49,583	68,976
Interest paid	11,477
Income taxes paid		$ 207,196